BBIF Tax-Exempt Fund

BBIF Money Fund

BBIF Treasury Fund

BBIF Government Securities Fund

BIF Money Fund
BIF Treasury Fund
BIF Government Securities Fund
BIF Tax-Exempt Fund

BIF Multi-State Municipal Series Trust

  BIF California Municipal Money Fund
  BIF Connecticut Municipal Money Fund
  BIF Massachusetts Municipal Money Fund
  BIF Michigan Municipal Money Fund
  BIF New Jersey Municipal Money Fund
  BIF New York Municipal Money Fund
  BIF Ohio Municipal Money Fund
  BIF Pennsylvania Municipal Money Fund

BlackRock Funds

  BlackRock Money Market Portfolio

  BlackRock U.S. Treasury Money Market Portfolio
  BlackRock Municipal Money Market Portfolio
  BlackRock New Jersey Municipal Money Market Portfolio
  BlackRock North Carolina Municipal Money Market Portfolio
  BlackRock Ohio Municipal Money Market Portfolio
  BlackRock Pennsylvania Municipal Money Market Portfolio
  BlackRock Virginia Municipal Money Market Portfolio

BlackRock Financial Institutions Series Trust

  BlackRock Summit Cash Reserves Fund

Ready Assets Prime Money Fund
Ready Assets U.S. Treasury Money Fund
Ready Assets U.S.A. Government Money Fund

Retirement Series Trust

  Retirement Reserves Money Fund

Supplement Dated January 10, 2013 to the
Statements of Additional Information
of the Funds Listed Above
(each, a “Fund” and collectively, the “Funds”)

Effective immediately, each Fund’s Statement of Additional Information is amended as follows:

The third paragraph under the section entitled “Purchase of Shares — Other Compensation to Selling Dealers” in Part II of each Fund’s current Statement of Additional Information is deleted in its entirety and replaced with the following:

As of the date of this Statement of Additional Information, as amended or supplemented from time to time, the following Service Organizations may receive such payments: Ameriprise Financial Services, AXA Advisors, Cetera Advisor Networks LLC, Cetera Advisors LLC, Cetera Financial Specialists LLC, Cetera Investment Services LLC, Chase Investment Services Corp, CCO Investment Services, Commonwealth Equity Services (Commonwealth Financial Network), Donegal Securities, FSC Securities Corporation, ING Financial Partners, Investacorp, Inc., LPL Financial Corporation, Merrill Lynch, MetLife Securities, Morgan Stanley Smith Barney, New England Securities Corporation, Oppenheimer & Co., PFS Investments, Raymond James, RBC Capital Markets, Royal Alliance Associates, SagePoint Financial, Securities America, Tower Square Securities, Triad Advisors, Inc., UBS Financial Services, U.S. Bancorp Investments, Walnut Street Securities, Wells Fargo, Woodbury Financial Services, Inc. and/or broker dealers and other financial services firms under common control with the above organizations (or their successors or assignees). The level of payments made to these Service Organizations with respect to the Funds in any year will vary. Such payments may be limited to specific Funds or share classes, or may exclude the Funds entirely. In addition, from time to time BRIL, BlackRock or certain of their affiliates may make fixed dollar amount payments to certain Service Organizations listed above that are not based on the value of the shares sold to, or held by, the Service Organization’s customers and may be different for different Service Organizations.

Shareholders should retain this Supplement for future reference.

SAI-MMF-0113SUP